Fair Value Measurements	12 Months Ended
Dec. 31, 2020
Collective Growth Corp [Member]
Fair Value Measurements
NOTE 11. FAIR VALUE MEASUREMENTS
The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured
and reported at fair value at each reporting period, and
non-financial
assets and liabilities that are
re-measured
and reported at fair value at least annually.
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$150,100,083
Liabilities:
Warrant Liability – Public Warrants	1	28,875,000
Warrant Liability – Private Placement Warrants	3	13,100,813
The Warrants were accounted for as liabilities in accordance with ASC
815-40
and are presented within warrant liabilities on the balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statement of operations.
Initial Measurement
The Company established the initial fair value for the Warrants on May 5, 2020, the date of the Company’s Initial Public Offering, using a Binomial Lattice Model for the Public Warrants and a Black-Scholes Model for the Private Warrants. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one share of Class A ordinary shares and one-half
of one Public Warrant), (ii) the sale of Private Placement Warrants, and (iii) the issuance of Class B ordinary shares, first to the Warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Class A ordinary shares subject to possible redemption, Class A ordinary shares and Class B ordinary shares based on their relative fair values at the initial measurement date. The Warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs.
The key inputs into the Binomial Lattice Model for the Public Warrants were as follows at initial measurement:

Input	May 5, 2020 (Initial Measurement)
Risk-free interest rate	0.4%
Dividend Yield	0.0%
Expected volatility	35.0%
Contractual term (years)	5.5
Probability of closing	80.00%
Exercise price	$11.50
Stock Price	$9.15

The key inputs into the Black-Scholes Model for the Private Placement Warrants were as follows at initial measurement:

Input	May 5, 2020 (Initial Measurement)
Risk-free interest rate	0.4%
Dividend Yield	0.0%
Expected volatility	35.0%
Contractual term (years)	5.5
Probability of closing	80.00%
Exercise price	$11.50
Stock Price	$9.15
On May 5, 2020, the Private Placement Warrants and Public Warrants were determined to be $1.83 and $1.58 per warrant for aggregate values of $3.67 million and $11.85 million, respectively.
Subsequent Measurement
The Warrants are measured at fair value on a recurring basis. The subsequent measurement of the Public Warrants as of December 31, 2020 is classified as Level 1 due to the use of an observable market quote in an active market.
As of December 31, 2020, the aggregate values of the Private Placement Warrants and Public Warrants were $13.1 million and $28.88 million, respectively.
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2020	$—	$—	$—
Initial measurement on May 5, 2020 (IPO)	3,671,438	11,850,000	15,521,438
Change in valuation inputs or other assumptions	9,429,375	17,025,000	26,454,375

Fair value as of December 31, 2020	$13,100,813	$28,875,000	$41,975,813

Due to the use of quoted prices in an active market (Level 1) to measure the fair value of the Public Warrants, subsequent to initial measurement, the Company had transfers out of Level 3 totaling $11,850,000 during the year ended December 31, 2020.
Level 3 financial liabilities consist of the Private Placement Warrant liability for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate.